Statement of Financial Position (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
ASSETS
Current assets	$ 2,667	$ 2,631
Cash and cash equivalents	987	1,112
Restricted cash	32	35
Receivables	452	351
Trade	49	46
Recoverable taxes, rebates, levies and duties	202	170
Other	201	135
Inventories	1,035	959
Materials on the leach pad	92	98
Derivatives	0	0
Deferred taxation assets	67	75
Assets held for sale	2	1
Property, plant and equipment, net	6,390	6,123
Acquired properties, net	770	779
Goodwill and other intangibles, net	237	213
Other long-term inventory	31	31
Materials on the leach pad	438	393
Other long-term assets	1,146	1,001
Deferred taxation assets	4	14
Total assets	11,683	11,185
LIABILITIES AND EQUITY
Current liabilities	953	919
Accounts payable and other current liabilities	756	779
Short-term debt	30	30
Short-term debt at fair value	2	2
Tax payable	165	108
Liabilities held for sale	0	0
Other non-current liabilities	65	63
Long-term debt	1,875	1,715
Long-term debt at fair value	645	758
Derivatives	26	93
Deferred taxation liabilities	1,363	1,242
Provision for environmental rehabilitation	671	653
Provision for labor, civil, compensation claims and settlements	33	35
Provision for pension and other post-retirement medical benefits	206	185
Commitments and contingencies	0	0
Equity	5,846	5,522
Share capital - 600,000,000 (2011 - 600,000,000) authorized ordinary shares of 25 ZAR cents each. Share capital - 4,280,000 (2011 - 4,280,000) authorized E ordinary shares of 25 ZAR cents each. Ordinary shares issued 2012 - 382,502,370 (2011 - 381,915,437). E ordinary shares issued 2012 - 1,050,000 (2011 - 1,050,000)	13	13
Additional paid in capital	8,774	8,740
Accumulated deficit	(2,163)	(2,575)
Accumulated other comprehensive income	(875)	(832)
Other reserves	36	36
Total AngloGold Ashanti stockholders' equity	5,785	5,382
Noncontrolling interests	61	140
Total liabilities and equity	$ 11,683	$ 11,185